SIGNATURES



Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.


	USAA MUTUAL FUNDS TRUST
	        (Registrant)



 Date:  June 12, 2019
	________________________
	/S/ KRISTEN MILLAN
	________________________
	(Signature)*

	Kristen Millan
	Secretary



*Print full name and title of the signing officer under his/her signature.